Tax Expense (Tables)	6 Months Ended
Dec. 31, 2023
Tax Expense [Abstract]
Schedule of Tax Expenses
	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

Income tax
- Current period/year provision	221,207	3,570,982
- Under/(Over) provision in prior period	16,560	-
	237,767	3,570,982
Deferred tax (Note 13)
- Relating to origination and reversal of temporary differences	(9,622,771)	(6,062,764)
- Over provision in prior period	(3,542,190)	(14,160)
	(13,164,961)	(6,076,924)
	(12,927,194)	(2,505,942)

Schedule of Effective Tax Rate and the Applicable Tax Rate	Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:
	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

(Loss)/Profit before tax (“PBT”)	(62,792,784)	2,426,806

Tax at Malaysian statutory rate of 24% (31.12.2022: 24%)	15,070,268	(582,434)

Tax effects in respect of:
Non-allowable expenses	(95,991)	(236,665)
Non-taxable income	-	2,384,998
Deferred tax assets not recognized	(10,945,830)	925,745
Changes in unrecognized temporary differences	2,539,157	-
Utilisation of unrecognized deferred tax assets	2,833,960	138
	9,401,564	2,491,782

(Over)/Under provision in prior period:
Income tax	(16,560)	-
Deferred tax (Note 13)	3,542,190	14,160
Tax expense	12,927,194	2,505,942